Consolidated Statement of Comprehensive Income (Loss) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statement of Comprehensive Income (Loss)
Net income including noncontrolling interest	$ 4,163	$ 3,244	$ 3,520
Other comprehensive income, net of tax:
Cumulative translation adjustment	244	273	(806)
Defined benefit pension and postretirement plans adjustment	(42)	(314)	(2,092)
Debt and equity securities, unrealized gain (loss)	3	10	(11)
Cash flow hedging instruments, unrealized gain (loss)	4	(80)	72
Total other comprehensive income (loss), net of tax	209	(111)	(2,837)
Comprehensive income (loss) including noncontrolling interest	4,372	3,133	683
Comprehensive (income) loss attributable to noncontrolling interest	(115)	(33)	(122)
Total Comprehensive income (loss) attributable to 3M	$ 4,257	$ 3,100	$ 561